Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property Plant and Equipment [Abstract]
At cost	$ 312,377	$ 312,377
Total Land	312,377	312,377
Buildings
At cost	5,490,655	5,490,655
Accumulated depreciation	(1,361,038)	(1,292,404)
Total buildings	4,129,617	4,198,251
Total land and buildings	4,441,994	4,510,628
Plant and equipment
At cost	14,519,485	14,496,288
Accumulated depreciation	(3,501,096)	(3,398,758)
Total plant and equipment	11,018,389	11,097,530
Motor vehicles
At cost	84,136	84,136
Accumulated depreciation	(67,226)	(59,004)
Total motor vehicles	16,910	25,132
Office equipment
At cost	62,294	62,294
Accumulated depreciation	(50,704)	(49,276)
Total office equipment	11,590	13,018
Total plant and equipment	11,046,890	11,135,680
Total property, plant and equipment	$ 15,488,883	$ 15,646,308	$ 14,617,513